Gains and Losses Information Related to Net Investment Hedges (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion recorded in OCI	¥ (102,150)	¥ (65,851)	¥ 8,024
Ineffective portion recorded in income	(7,316)	(2,908)	1,666
Financial instruments hedging foreign exchange risk
Derivative Instruments, Gain (Loss) [Line Items]
Effective portion recorded in OCI	(102,150)	(65,851)	8,024
Ineffective portion recorded in income	¥ (7,316)	¥ (2,908)	¥ 1,666